AXP(R)
                                                                       Bond Fund

                                                          2001 SEMIANNUAL REPORT

American
   Express(R)
Funds

(icon of) clock

AXP Bond Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment and to continue a high level of income for the longest period of time.

Striking a Balance Among Bonds

A bond is like an I.O.U. But with a bond, it's a corporation or the government -- the bond issuer -- that promises to pay the money back. In return for lending money to the issuer, bond investors get paid interest.

AXP Bond Fund invests mainly in bonds issued by U.S. corporations, but it also holds some U.S. government bonds, as well as foreign bonds. The portfolio manager shifts this mix as investment conditions dictate. In doing so, the Fund seeks to provide long-term return potential for investors.

CONTENTS
From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
The 10 Largest Holdings                  6
Financial Statements                     7
Notes to Financial Statements           10
Investments in Securities               19

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Arne H. Carlson

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

From the Portfolio Manager
Declining interest rates provided the foundation for a generally good bond market during the past six months. AXP Bond Fund was well-positioned to take advantage of the opportunity as its Class A shares generated a total return of 6.40% (excluding the sales charge) for the first half of the fiscal year -- September 2000 through February 2001.

After something of a shaky start last fall, the bond market had the wind mostly at its back for the rest of the period. The most important factor was that interest rates came down, as investors became increasingly convinced that economic growth was cooling off. That, they reasoned, would take upward pressure off inflation and ultimately persuade the Federal Reserve, or Fed, to reduce short-term interest rates.

RATE CUT SUSTAINS RALLY
While investors saw their wish for a rate cut come true in early January, their increased bond-buying had already driven rates lower and prices higher late in 2000. (Falling rates boost bond prices.) The Fed's rate cut, which was followed by another in late January, reinforced the already-positive environment and provided fuel for the rally to continue during the final two months of the period.

Performing especially well over the six months were corporate bonds, which enjoyed healthy price appreciation. The trend worked to the advantage of the Fund, as I increased the amount of "corporates" in the portfolio to about two-thirds, including a fair amount of high-yield, or "junk," bonds. Concurrently, I reduced holdings among mortgage-backed and U.S. Treasury bonds. Both of those groups performed positively, though not as well as corporates.

As for the rest of the fiscal year, I think economic growth will start to show some gradual improvement. If so, long-term interest rates probably will decline little, if any, in the months ahead. In such an environment, I think corporate bonds would continue to have a performance advantage over U.S. Treasury and mortgage-backed issues. Therefore, I plan to keep the bulk of the portfolio invested in corporates unless there's a significant change in the investment environment.

Ray Goodner

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 28, 2001                                                $4.83
Aug. 31, 2000                                                $4.70
Increase                                                     $0.13

Distributions -- Sept. 1, 2000 - Feb. 28, 2001
From income                                                  $0.17
From long-term capital gains                                 $  --
Total distributions                                          $0.17
Total return*                                               +6.40%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 28, 2001                                                $4.83
Aug. 31, 2000                                                $4.70
Increase                                                     $0.13

Distributions -- Sept. 1, 2000 - Feb. 28, 2001
From income                                                  $0.15
From long-term capital gains                                 $  --
Total distributions                                          $0.15
Total return*                                               +6.00%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 28, 2001                                                $4.84
Aug. 31, 2000                                                $4.71
Increase                                                     $0.13

Distributions -- Sept. 1, 2000 - Feb. 28, 2001
From income                                                  $0.15
From long-term capital gains                                 $  --
Total distributions                                          $0.15
Total return*                                               +6.01%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Feb. 28, 2001                                                $4.84
Aug. 31, 2000                                                $4.70
Increase                                                     $0.14

Distributions -- Sept. 1, 2000 - Feb. 28, 2001
From income                                                  $0.17
From long-term capital gains                                 $  --
Total distributions                                          $0.17
Total return*                                               +6.70%

* The total return is a hypothetical investment in the fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

The 10 Largest Holdings

                                         Percent                  Value
                                     (of net assets)       (as of Feb. 28, 2001)
Govt of Canada
    5.25% 2008                            1.61%                $58,956,900
Bistro Trust
    9.50% 2002                             .91                  33,565,147
Union Pacific
    6.65% 2011                             .89                  32,686,920
Qwest Communications Intl
    7.50% 2008                             .89                  32,674,999
Ford Motor Credit
    7.88% 2010                             .86                  31,610,400
Target
    7.50% 2010                             .81                  29,536,271
Bank of Singapore
    7.88% 2009                             .80                  29,436,428
New York Telephone
    9.38% 2031                             .79                  29,059,936
Telefonica Europe
    7.75% 2010                             .79                  28,993,524
United Mexican States
    9.88% 2010                             .73                  26,712,500

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 9.08% of net assets



Financial Statements

Statement of assets and liabilities
AXP Bond Fund, Inc.

Feb. 28, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $3,656,741,291)                                                         $3,632,843,031
Cash in bank on demand deposit                                                                     932,841
Dividends and accrued interest receivable                                                       55,217,853
Receivable for investment securities sold                                                      106,401,861
                                                                                               -----------
Total assets                                                                                 3,795,395,586
                                                                                             -------------

Liabilities
Payable for investment securities purchased                                                    125,493,336
Dividends payable to shareholders                                                                1,303,643
Accrued investment management services fee                                                          48,617
Accrued distribution fee                                                                            39,834
Accrued service fee                                                                                  1,465
Accrued transfer agency fee                                                                         12,361
Accrued administrative services fee                                                                  4,323
Other accrued expenses                                                                              83,861
                                                                                                    ------
Total liabilities                                                                              126,987,440
                                                                                               -----------
Net assets applicable to outstanding capital stock                                          $3,668,408,146
                                                                                            --------------

Represented by
Capital stock-- $.01 par value (Note 1)                                                     $    7,589,213
Additional paid-in capital                                                                   3,811,180,450
Excess of distributions over net investment income                                              (1,900,258)
Accumulated net realized gain (loss)                                                          (124,563,113)
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                                             (23,898,146)
                                                                                               -----------
Total-- representing net assets applicable to outstanding capital stock                     $3,668,408,146
                                                                                            ==============
Net assets applicable to outstanding shares:              Class A                           $2,235,848,696
                                                          Class B                           $  905,084,595
                                                          Class C                           $    4,594,473
                                                          Class Y                           $  522,880,382
Net asset value per share of outstanding capital stock:   Class A shares     462,601,788    $         4.83
                                                          Class B shares     187,249,452    $         4.83
                                                          Class C shares         949,474    $         4.84
                                                          Class Y shares     108,120,546    $         4.84
                                                                             -----------    --------------

See accompanying notes to financial statements.



Statement of operations
AXP Bond Fund, Inc.

Six months ended Feb. 28, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                     $  2,484,770
Interest                                                                                       134,091,466
                                                                                               -----------
Total income                                                                                   136,576,236
                                                                                               -----------
Expenses (Note 2):
Investment management services fee                                                               8,529,856
Distribution fee
   Class A                                                                                       2,714,549
   Class B                                                                                       4,282,673
   Class C                                                                                          10,489
Transfer agency fee                                                                              2,031,016
Incremental transfer agency fee
   Class A                                                                                         123,172
   Class B                                                                                          90,707
   Class C                                                                                             185
Service fee -- Class Y                                                                             234,826
Administrative services fees and expenses                                                          807,172
Compensation of board members                                                                        8,350
Custodian fees                                                                                     117,761
Printing and postage                                                                               275,129
Registration fees                                                                                   55,042
Audit fees                                                                                          20,625
Other                                                                                               85,866
                                                                                                    ------
Total expenses                                                                                  19,387,418
   Earnings credits on cash balances (Note 2)                                                     (208,326)
                                                                                                  --------
Total net expenses                                                                              19,179,092
                                                                                                ----------
Investment income (loss) -- net                                                                117,397,144

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                                              (11,939,284)
   Foreign currency transactions                                                                  (646,797)
   Futures contracts                                                                              (243,181)
                                                                                                  --------
Net realized gain (loss) on investments                                                        (12,829,262)
Net change in unrealized appreciation (depreciation) on investments and on translation
   of assets and liablities in foreign currencies                                              114,226,555
                                                                                               -----------
Net gain (loss) on investments and foreign currencies                                          101,397,293
                                                                                               -----------
Net increase (decrease) in net assets resulting from operations                               $218,794,437
                                                                                              ============

See accompanying notes to financial statements.



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


Statements of changes in net assets AXP Bond Fund, Inc.

                                                                           Feb. 28, 2001      Aug. 31, 2000
                                                                         Six months ended      Year ended
                                                                            (Unaudited)

Operations and distributions

Investment income (loss)-- net                                           $  117,397,144     $  253,801,433
Net realized gain (loss) on investments                                     (12,829,262)       (83,535,520)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       114,226,555        (10,199,341)
                                                                            -----------        -----------
Net increase (decrease) in net assets resulting from operations             218,794,437        160,066,572
                                                                            -----------        -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                               (76,469,757)      (166,972,232)
      Class B                                                               (26,910,313)       (62,651,422)
      Class C                                                                   (66,154)            (3,602)
      Class Y                                                               (16,974,974)       (23,178,750)
                                                                            -----------        -----------
Total distributions                                                        (120,421,198)      (252,806,006)
                                                                           ------------       ------------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                  141,356,115        337,981,402
   Class B shares                                                           111,052,539        212,775,426
   Class C shares                                                             3,802,037            979,718
   Class Y shares                                                           221,614,464        203,898,586
Reinvestment of distributions at net asset value
   Class A shares                                                            56,461,611        115,353,529
   Class B shares                                                            23,479,384         53,865,113
   Class C shares                                                                61,240              2,440
   Class Y shares                                                            17,279,374         23,031,446
Payments for redemptions
   Class A shares                                                          (251,291,604)      (755,695,893)
   Class B shares (Note 2)                                                 (120,666,952)      (466,608,253)
   Class C shares (Note 2)                                                     (290,452)           (45,775)
   Class Y shares                                                          (114,527,297)      (131,383,807)
                                                                           ------------       ------------
Increase (decrease) in net assets from capital share transactions            88,330,459       (405,846,068)
                                                                             ----------       ------------
Total increase (decrease) in net assets                                     186,703,698       (498,585,502)
Net assets at beginning of period                                         3,481,704,448      3,980,289,950
                                                                          -------------      -------------
Net assets at end of period                                              $3,668,408,146     $3,481,704,448
                                                                         ==============     ==============
Undistributed (excess of distributions over) net investment income       $   (1,900,258)    $    1,123,796
                                                                         --------------     --------------

See accompanying notes to financial statements.

Notes to Financial Statements
AXP Bond Fund, Inc.
(Unaudited as to Feb. 28, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment  Company Act of 1940 (as amended) as
a  diversified,   open-end  management  investment  company.  The  Fund  invests primarily in corporate bonds and other debt securities.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 431 shares of capital stock at $4.64 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Feb 28, 2001, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Feb. 28, 2001 was $12,410,484 representing 0.34% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuation, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of Feb. 28, 2001, the Fund has entered into outstanding when-issued or forward commitments of $43,640,625.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00
o  Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,625,925, $357,830 and $352 for Class A, Class B and Class C, respectively, for the six months ended Feb. 28, 2001.

During the six months ended Feb. 28, 2001, the Fund's custodian and transfer agency fees were reduced by $208,326 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,760,645,866 and $1,775,853,187, respectively, for the six months ended Feb. 28, 2001. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $5,951 for the six months ended Feb. 28, 2001. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                        Six months ended Feb. 28, 2001
                               Class A      Class B      Class C      Class Y
Sold                         29,777,980    23,397,088   797,885     46,856,859
Issued for
   reinvested distributions  11,930,541     4,959,827    12,869      3,645,488
Redeemed                    (53,170,529)  (25,525,203)  (61,339)   (24,125,099)
                            -----------   -----------   -------    -----------
Net increase (decrease)     (11,462,008)    2,831,712   749,415     26,377,248
                            -----------     ---------   -------     ----------

                                          Year ended Aug. 31, 2000
                               Class A      Class B     Class C*      Class Y
Sold                         71,649,017    45,011,759   209,329     43,266,929
Issued for
   reinvested distributions  24,445,884    11,410,989       519      4,886,509
Redeemed                   (160,122,036)  (98,987,039)   (9,789)   (27,864,427)
                           ------------   -----------    ------    -----------
Net increase (decrease)     (64,027,135)  (42,564,291)  200,059     20,289,011
                            -----------   -----------   -------     ----------

* Inception date was June 26, 2000.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Feb. 28, 2001.

6. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $111,090,648 as of Aug. 31, 2000, that will expire in 2007 through 2009 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.


8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                                              Class A

                                                    2001(b)       2000         1999         1998         1997

Net asset value, beginning of period               $4.70        $4.82         $5.11        $5.22        $4.99

Income from investment operations:

Net investment income (loss)                         .17          .33           .33          .36          .35

Net gains (losses) (both realized
   and unrealized)                                   .13         (.12)         (.25)        (.03)         .23

Total from investment operations                     .30          .21           .08          .33          .58

Less distributions:

Dividends from net investment income                (.17)        (.33)         (.33)        (.36)        (.35)

Distributions from realized gains                     --           --          (.04)        (.08)          --

Total distributions                                 (.17)        (.33)         (.37)        (.44)        (.35)

Net asset value, end of period                     $4.83        $4.70         $4.82        $5.11        $5.22

Ratios/supplemental data

Net assets, end of period (in millions)           $2,236       $2,229        $2,591       $2,709       $2,646

Ratio of expenses to average
   daily net assets(c)                              .94%(d)      .93%          .86%         .83%         .84%

Ratio of net investment income (loss)
   to average daily net assets                     6.86%(d)     7.04%         6.56%        6.79%        6.86%

Portfolio turnover rate
(excluding short-term securities)                    52%          64%           57%          43%          50%

Total return(e)                                    6.40%        4.67%         1.64%        6.30%       12.06%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.



Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                                              Class B

                                                    2001(b)      2000          1999         1998         1997

Net asset value, beginning of period               $4.70        $4.82         $5.11        $5.22        $4.99

Income from investment operations:

Net investment income (loss)                         .15          .30           .29          .32          .31

Net gains (losses) (both realized
   and unrealized)                                   .13         (.13)         (.24)        (.03)         .23

Total from investment operations                     .28          .17           .05          .29          .54

Less distributions:

Dividends from net investment income                (.15)        (.29)         (.30)        (.32)        (.31)

Distributions from realized gains                     --           --          (.04)        (.08)          --

Total distributions                                 (.15)        (.29)         (.34)        (.40)        (.31)

Net asset value, end of period                     $4.83        $4.70         $4.82        $5.11        $5.22

Ratios/supplemental data

Net assets, end of period (in millions)             $905         $867        $1,093       $1,057         $913

Ratio of expenses to average
   daily net assets(c)                             1.70%(d)     1.69%         1.63%        1.59%        1.60%

Ratio of net investment income (loss)
   to average daily net assets                     6.10%(d)     6.28%         5.79%        6.03%        6.10%

Portfolio turnover rate
   (excluding short-term securities)                 52%          64%           57%          43%          50%

Total return(e)                                    6.00%        3.88%          .87%         5.50%       11.21%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                           Class C

                                                    2001(b)      2000(c)

Net asset value, beginning of period               $4.71        $4.64

Income from investment operations:

Net investment income (loss)                         .15          .04

Net gains (losses) (both realized
   and unrealized)                                   .13          .07

Total from investment operations                     .28          .11

Less distributions:

Dividends from net investment income                (.15)        (.04)

Distributions from realized gains                     --           --

Total distributions                                 (.15)        (.04)

Net asset value, end of period                     $4.84        $4.71

Ratios/supplemental data

Net assets, end of period (in millions)               $5           $1

Ratio of expenses to average
   daily net assets(d)                             1.72%(e)     1.69%(e)

Ratio of net investment income (loss)
   to average daily net assets                     6.28%(e)     6.80%(e)

Portfolio turnover rate
   (excluding short-term securities)                 52%          64%

Total return(f)                                    6.01%        2.58%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.



Fiscal period ended Aug. 31,

Per share income and capital changes(a)

                                                                             Class Y

                                                    2001(b)      2000          1999         1998         1997

Net asset value, beginning of period               $4.70        $4.82         $5.11        $5.22        $4.99

Income from investment operations:

Net investment income (loss)                         .17          .34           .33          .36          .36

Net gains (losses) (both realized
   and unrealized)                                   .14         (.12)         (.24)        (.03)         .23

Total from investment operations                     .31          .22           .09          .33          .59

Less distributions:

Dividends from net investment income                (.17)        (.34)         (.34)        (.36)        (.36)

Distributions from realized gains                     --           --          (.04)        (.08)          --

Total distributions                                 (.17)        (.34)         (.38)        (.44)        (.36)

Net asset value, end of period                     $4.84        $4.70         $4.82        $5.11        $5.22

Ratios/supplemental data

Net assets, end of period (in millions)             $523         $385          $296         $224         $116

Ratio of expenses to average
   daily net assets(c)                             .78%(d)       .77%          .77%         .76%         .70%

Ratio of net investment income (loss)
   to average daily net assets                    7.04%(d)      7.20%         6.67%        6.90%        7.01%

Portfolio turnover rate
   (excluding short-term securities)                52%           64%           57%          43%          50%

Total return(e)                                   6.70%         4.84%         1.71%        6.40%       12.21%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Feb. 28, 2001 (Unaudited).
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

Investments in Securities
AXP Bond Fund, Inc.
Feb. 28, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (90.8%)
Issuer                 Coupon           Principal              Value(a)
                         rate              amount

Government obligations & agencies (10.3%)
Federal Republic of Brazil
  (U.S. Dollar)
   01-11-06              10.25%       $15,000,000(c)        $14,870,077
   01-15-20              12.75          7,000,000(c)          6,877,500
Govt of Canada
  (U.S. Dollar)
   11-05-08               5.25         60,000,000(c)         58,956,900
Govt Trust Certs Israel
   11-15-01               9.25          2,451,112             2,494,178
People's Republic of China
  (U.S. Dollar)
   01-15-96               9.00         10,000,000(c)         10,167,500
Resolution Funding Corp
  Zero Coupon
   10-15-02               6.19         24,660,000(f)         22,785,100
   10-15-12               6.29         52,025,000(f)         27,316,247
U.S. Treasury
   11-15-01               7.50         64,900,000            66,147,378
   11-15-16               7.50         93,045,000           113,238,555
  TIPS
   01-15-07               3.38          5,900,000(j)          6,543,519
   01-15-08               3.63         20,000,000(j)         22,052,804
United Mexican States
  (U.S. Dollar)
   02-01-10               9.88         25,000,000(c)         26,712,500
Total                                                       378,162,258

Mortgage-backed securities (26.6%)
Federal Home Loan Mtge Corp
   07-01-07               6.50             58,070                58,015
   10-01-09               6.00          6,835,900             6,862,406
   03-01-13               5.50          8,653,376             8,499,190
   04-01-15               7.50         18,276,135            18,973,090
   04-01-17               8.00            276,572               287,895
   08-01-24               8.00          4,145,329             4,292,986
   12-01-27               6.00          9,149,326             8,964,588
   10-01-28               7.00         30,349,484            30,738,261
   11-01-29               7.00         18,902,355            19,138,706
  Collateralized Mtge Obligation
   03-15-22               7.00         10,000,000             9,945,265
   07-15-22               7.00         12,000,000            12,426,360
Federal Natl Mtge Assn
   07-01-08               6.50          5,849,729             5,937,336
   01-01-09               5.50          5,367,245             5,314,118
   01-15-09               5.25         30,000,000            29,287,470
   06-15-09               6.38         65,000,000            67,995,850
   11-01-09               9.00              1,113                 1,161
   06-01-10               6.50         12,733,974            12,924,681
   08-01-11               8.50         13,049,758            13,519,814
   04-01-13               6.00         11,011,748            10,984,213
   05-01-13               6.50         28,755,651            29,077,380
   08-01-13               6.00         26,249,985            26,184,345
   10-01-13               6.00         12,332,306            12,301,469
   11-01-13               6.00         30,470,813            30,394,619
   03-01-14               5.50         28,701,432            28,185,740
   03-01-14               6.00          3,499,642             3,490,891
   04-01-14               6.50          8,217,101             8,309,037
   06-01-14               6.00          6,712,429             6,695,644
   07-01-14               6.00          7,856,309             7,831,807
   06-01-15               6.00         22,618,625            22,548,085
   07-01-15               6.00            991,784               988,691
   04-01-23               8.50          4,872,420             5,128,492
   05-01-23               6.50         24,821,139            24,958,896
   08-01-23               6.50          1,668,332             1,677,592
   09-01-23               6.50          3,035,851             3,052,699
   11-01-23               6.50          5,703,799             5,726,728
   01-01-24               6.50         38,114,842            38,195,419
   02-01-24               6.50          5,275,157             5,296,363
   05-01-24               6.00         41,929,914            41,454,848
   06-01-24               9.00          3,770,900             3,993,108
   02-01-25               8.00          2,282,228             2,362,106
   09-01-25               6.50         16,976,110            16,992,067
   09-01-25               8.00          4,536,972             4,692,953
   02-01-26               6.00         16,956,068            16,654,080
   03-01-26               7.00         11,971,199            12,143,345
   06-01-28               6.00         26,008,636            25,472,338
   08-01-28               6.50         19,913,854            19,876,416
   10-01-28               6.00         17,376,855            17,018,544
   11-01-28               6.50          9,882,437             9,857,731
   12-01-28               6.00         19,874,686            19,446,188
   12-01-28               6.50          4,462,107             4,453,719
   01-01-29               6.50         29,963,732            29,907,400
   03-01-29               6.50         17,870,001            17,821,608
   05-01-29               6.50         23,744,516            23,680,215
   06-01-29               7.00             84,167                85,114
   07-01-29               7.00         30,973,475            31,321,927
   09-01-29               7.00         80,529,393            81,467,703
   04-01-30               6.00         45,000,000(m)         43,959,375
  Collateralized Mtge Obligation
   05-18-26               5.00         15,000,000            14,243,832
Govt Natl Mtge Assn
   02-15-24               8.00          1,805,809             1,875,224
   02-15-25               9.00            656,820               685,555
   06-15-26               8.00          2,645,443             2,737,214
   08-15-26               8.00          4,498,322             4,654,369
Prudential Bache
  Collateralized Mtge Obligation
   04-01-19               7.97          4,390,662             4,500,997
Total                                                       977,553,278

Aerospace & defense (1.2%)
Boeing Capital
  Medium-term Sr Nts Series X
   01-27-10               7.22         10,000,000            10,641,600
Compass Aerospace
  Company Guaranty Series B
   04-15-05              10.13          3,750,000               750,000
Fairchild
  Company Guaranty
   04-15-09              10.75          6,000,000             4,800,000
Goodrich (BF)
   07-01-01               9.63         10,000,000            10,066,100
L-3 Communications
  Sr Sub Nts Series B
   05-01-07              10.38          5,000,000             5,350,000
United Technologies
   11-15-19               8.88         10,000,000            12,165,800
Total                                                        43,773,500

Airlines (0.8%)
Continental Airlines
  Series 1996B
   10-15-13               7.82          4,187,947             4,347,508
  Series A
   09-15-17               6.65         12,314,599            12,252,288
Delta Air Lines
   05-15-10              10.13         10,000,000            11,148,500
Total                                                        27,748,296

Automotive & related (1.7%)
Ford Motor Credit
   06-15-10               7.88         30,000,000            31,610,400
   02-01-11               7.38         10,000,000            10,206,170
Lear
  Company Guaranty Series B
   05-15-09               8.11         15,000,000            14,870,550
MSX Intl
  Company Guaranty
   01-15-08              11.38          5,885,000             5,178,800
Total                                                        61,865,920

Banks and savings & loans (2.6%)
Bank of America
  Sub Nts
   01-15-11               7.40          8,000,000             8,355,360
Bank of Singapore
  (U.S. Dollar) Sub Nts
   08-10-09               7.88         28,000,000(c,d)       29,436,428
Central Fidelity Capital
  Company Guaranty Series A
   04-15-27               7.04         16,500,000(o)         16,616,655
Comerica Bank
  Sub Nts
   10-01-08               6.00          9,780,000             9,493,485
FleetBoston Financial
   09-15-05               7.25         22,000,000            23,308,560
Union Planters Capital
  Company Guaranty
   12-15-26               8.20          4,000,000             3,586,320
Washington Mutual Capital
  Company Guaranty
   06-01-27               8.38          6,291,000             6,234,947
Total                                                        97,031,755

Building materials & construction (0.7%)
Nortek
  Sr Sub Nts
   03-01-04               9.88          1,740,000             1,744,350
  Sr Nts Series B
   03-15-07               9.25          1,000,000               976,250
   09-01-07               9.13          3,330,000             3,288,375
Pulte
  Sr Nts
   12-15-03               7.00          7,700,000             7,547,386
WCI Communities
  Sr Sub Nts
   02-15-11              10.63         10,525,000(d)         10,682,875
Total                                                        24,239,236

Chemicals (1.7%)
Allied Waste North America
  Company Guaranty Series B
   01-01-09               7.88         10,625,000            10,226,563
Lyondell Chemical
  Sr Sub Nts
   05-01-09              10.88          6,200,000             6,355,000
Waste Management
  Company Guaranty
   05-15-09               6.88         20,000,000            19,559,399
  Sr Nts
   10-01-07               7.13         15,000,000            14,906,850
   07-15-28               7.00         12,500,000            11,044,863
Total                                                        62,092,675

Communications equipment & services (1.6%)
Celcaribe
  Sr Nts
   03-15-04              13.50          6,120,000             3,978,000
Deutsche Telecom Intl Finance
  (U.S. Dollar) Company
  Guaranty
   06-15-30               8.25          7,600,000(c)          7,655,640
Equinix
  Sr Nts
   12-01-07              13.00          3,360,000             2,318,400
Fairpoint Communications
  Sr Sub Nts
   05-01-10              12.50          3,000,000             2,940,000
GTE California
   09-01-09               6.70         10,000,000            10,084,900
KMC Telecom Holdings
  Sr Nts
   05-15-09              13.50          2,500,000               800,000
Nextel Communications
  Sr Nts
   02-01-11               9.50          9,000,000(d)          8,437,500
NTL Communications
  Sr Nts Series B
   10-01-10              11.88          9,500,000             9,452,500
Price Communications Wireless
  Company Guaranty Series B
   12-15-06               9.13          7,000,000             7,280,000
Voicestream Wireless/
  Voicestream Wireless Holdings
  Sr Nts
   11-15-09              10.38          6,123,523             6,827,728
Total                                                        59,774,668

Computers & office equipment (0.5%)
Adaptec
  Cv Sub Nts
   02-01-04               4.75          5,442,000             4,572,913
AOL Time Warner
  Zero Coupon Cv
   12-06-19               4.34          5,650,000(f)          2,895,738
Globix
  Sr Nts
   02-01-10              12.50         12,925,000             5,363,874
Nvidia
  Cv
   10-15-07               4.75          1,900,000             1,491,500
Solectron
  Zero Coupon Cv
   11-20-20               3.25         10,428,000(f)          4,996,055
Total                                                        19,320,080

Electronics (1.3%)
Advanced Energy Inds
  Cv
   11-15-06               5.25          4,863,000             3,938,738
Celestica
  (U.S. Dollar) Zero Coupon Cv
   08-01-20               3.41          8,792,000(c,f)        3,725,610
Conexant Systems
  Cv
   02-01-07               4.00          8,937,000             5,094,090
  Cv Sub Nts
   02-01-07               4.00          1,420,000(d)            821,470
Corning
  Zero Coupon Cv
   11-08-15               2.00          5,671,000(f)          3,437,760
Lam Research
  Cv Sub Nts
   09-01-02               5.00          5,802,000             5,995,207
Reliance Electric
   04-15-03               6.80          6,000,000             6,046,020
Semtech
  Cv
   02-01-07               4.50          3,957,000             3,239,794
   02-01-07               4.50          1,125,000(d)            913,838
STMicroelectronics
  (U.S. Dollar) Zero Coupon Cv
   11-16-10               3.75          4,370,000(c,d,f)      2,780,413
Thomas & Betts
   01-15-06               6.50          9,200,000             7,240,887
Triquint Semiconductor
  Cv Sub Nts
   03-01-07               4.00          5,229,000             3,248,516
Total                                                        46,482,343

Energy (2.8%)
Ashland
  Medium-term Nts Series J
   08-15-05               7.83         14,000,000            14,732,382
Devon Energy
  Cv Deb
   08-15-08               4.90          6,416,000             6,383,920
Grant Prideco
  Sr Nts
   12-01-07               9.63          3,900,000(d)          4,095,000
Kerr-McGee
   04-01-01              10.00          9,650,000             9,676,576
Lodestar Holdings
  Company Guaranty
   05-15-05              11.50          7,500,000(b)            300,000
Newfield Exploration
  Sr Nts
   03-01-11               7.63          6,500,000             6,451,250
PDV America
  Sr Nts
   08-01-03               7.88         15,000,000            14,832,975
Petroliam Nasional
  (U.S. Dollar)
   08-15-15               7.75         20,000,000(c,d)       19,719,800
Phillips Petroleum
   05-25-10               8.75         15,000,000            17,381,640
Pioneer Natl Resources
  Sr Nts
   08-15-07               8.25          9,500,000             9,547,500
Total                                                       103,121,043

Energy equipment & services (0.2%)
Diamond Offshore Drilling
  Cv Sub Nts
   02-15-07               3.75          5,948,000             6,570,756

Financial services (3.1%)
Barclays North America
  Capital
   05-15-21               9.75         13,600,000            14,345,688
Citigroup
  Sub Nts
   10-01-10               7.25         20,000,000            21,137,200
First Union-
  Lehman Brothers Cl A3
  Series 1997-C2
   12-18-07               6.65         20,000,000            20,693,314
GenAmerica Capital
  Company Guaranty
   06-30-27               8.52          8,000,000(d)          7,767,064
Indah Kiat Finance Mauritius
  (U.S. Dollar) Company Guaranty
   07-01-07              10.00          9,225,000(c)          2,536,875
LaBranche
  Sr Nts
   08-15-04               9.50          6,930,000             7,319,951
  Sr Sub Nts
   03-02-07              12.00          2,545,000             2,767,688
Ohio Savings Capital
  Company Guaranty
   06-03-27               9.50          9,500,000(d)          9,467,415
Osprey Trust/Osprey 1
   01-15-03               8.31         10,000,000(d)         10,315,200
Providian Financial
  Cv Sr Nts
   08-15-05               3.25          3,070,000             2,941,766
Salomon Smith Barney Holdings
   01-15-03               6.13         15,000,000            15,179,100
Total                                                       114,471,261

Health care (0.2%)
Allergan
  Zero Coupon Cv
   11-01-20               2.50          4,000,000(d,f)        2,659,600
   11-01-20               2.13            632,000(f)            406,850
Teva Pharmaceuticals Finance LLC
  Cv Sr Nts
   10-15-05               1.50          3,171,000(d)          3,321,623
Total                                                         6,388,073

Health care services (1.2%)
AmeriSource Health
  Cv
   12-01-07               5.00          3,950,000(d)          5,088,667
HCA-The Healthcare
   09-01-10               8.75          7,415,000             7,795,019
Paracelsus Healthcare
  Sr Sub Nts
   08-15-06              10.00         13,100,000(b)          5,240,000
Tenet Healthcare
  Sr Sub Nts Series B
   12-01-08               8.13         22,700,000            23,012,124
Triad Hospitals Holdings
  Company Guaranty Series B
   05-15-09              11.00          2,165,000             2,324,669
Total                                                        43,460,479

Industrial equipment & services (0.3%)
Laidlaw
  (U.S. Dollar)
   05-15-06               7.65         17,000,000(b,c)        6,375,000
Motors & Gears
  Sr Nts Series D
   11-15-06              10.75          3,530,000             3,388,800
Total                                                         9,763,800

Insurance (3.1%)
American General Institute Capital
  Company Guaranty Series A
   12-01-45               7.57         10,000,000(d)          9,466,350
Americo Life
  Sr Sub Nts
   06-01-05               9.25          9,400,000             9,047,500
Executive Risk Capital
  Company Guaranty Series B
   02-01-27               8.68         11,500,000            11,365,266
Florida Windstorm
  (MBIA Insured)
   02-25-19               7.13         10,000,000(d,k)       10,124,300
  Sr Nts (MBIA Insured)
   08-25-07               6.85         15,000,000(d,k)       15,381,720
Nationwide CSN Trust
   02-15-25               9.88         17,000,000(d)         17,338,504
New York Life Insurance
   12-15-23               7.50          6,000,000(d)          5,696,370
Principal Mutual
   03-01-44               8.00         10,000,000(d)          8,954,110
SAFECO Capital Trust
  Company Guaranty
   07-15-37               8.07         11,400,000             9,460,142
Zurich Capital Trust
  Company Guaranty
   06-01-37               8.38         15,785,000(d)         16,004,569
Total                                                       112,838,831

Leisure time & entertainment (0.8%)
Six Flags
  Sr Nts
   02-01-09               9.50          5,000,000(d)          5,075,000
Station Casinos
  Sr Nts
   02-15-08               8.38          4,000,000(d)          4,020,000
  Sr Sub Nts
   07-01-10               9.88          5,000,000             5,237,500
Time Warner
   02-01-24               7.57          5,875,000             6,031,099
United Artists Theatres
  Series 1995A
   07-01-15               9.30         12,331,329             9,260,705
Total                                                        29,624,304

Media (3.0%)
Charter Communications Holdings/Charter Capital
  Sr Nts
   10-01-09              10.75          7,000,000(d)          7,437,500
Charter Communications LLC/Capital
  Zero Coupon Sr Disc Nts
   04-01-04              14.19          4,750,000(g)          3,289,375
Clear Channel Communications
  Cv Sr Nts
   04-01-03               2.63          4,040,000             4,289,308
Comcast
  Zero Coupon Cv
   12-19-20                .87          7,379,000(f)          6,069,228
CSC Holdings
  Series B
   08-15-09               8.13          5,000,000             5,232,100
  Sr Nts
   07-15-08               7.25         14,000,000            13,978,020
Lamar Media
  Company Guaranty
   09-15-07               8.63          9,000,000             8,820,000
News Corp
   06-24-10              10.15          3,324,207(h)          3,883,737
Paxson Communications
  Sr Sub Nts
   10-01-02              11.63          7,500,000             7,631,250
Time Warner Entertainment
   03-15-23               8.38         17,000,000            18,821,210
Turner Broadcasting
   07-01-13               8.38         10,000,000            11,109,000
   02-01-24               8.40         19,500,000            20,373,483
Total                                                       110,934,211

Metals (0.4%)
Imexsa Export Trust
  (U.S. Dollar)
   05-31-03              10.13          4,025,840(c,d)        3,844,678
Inco
  (U.S. Dollar) Cv
   03-15-16               7.75          4,990,000(c)          4,840,300
WMC Finance USA
  (U.S. Dollar)
   11-15-13               7.25          6,500,000(c)          6,739,551
Total                                                        15,424,529

Miscellaneous (2.4%)
Actuant
  Company Guaranty
   05-01-09              13.00             90,000                90,225
Advanced Glassfiber Yarn
  Sr Sub Nts
   01-15-09               9.88          2,000,000             1,650,000
Bistro Trust
   12-31-02               9.50         32,750,000(d)         33,565,147
Continucare
  Cv Sr Sub Nts
   10-31-02               7.00            609,756(b,d)          118,902
ECM Funding LP
   06-10-02              11.92          1,078,345(h)            905,810
ERP Operating LP
   03-02-11               6.95         10,000,000             9,718,050
FCB/NC Capital
  Company Guaranty
   03-01-28               8.05          9,250,000             7,985,692
Hyder PLC
  (U.S. Dollar)
   12-15-17               7.25          8,000,000(c,d)        6,617,440
ISG Resources
   04-15-08              10.00          8,280,000             4,471,200
Normandy Yandal Operations
  (U.S. Dollar) Sr Nts
   04-01-08               8.88          6,000,000(c)          4,800,000
NSM Steel
  Company Guaranty
   02-01-06              12.00          6,925,000(b,d)          277,000
Omega Cabinets
  Sr Sub Nts
   06-15-07              10.50          4,180,000             4,190,450
Penn-American Water
  1st Mtge Medium-term Nts
   11-01-17               7.08         13,000,000(d)         12,385,620
Resolution Performance
  Sr Sub Nts
   11-15-10              13.50          2,050,000(d)          2,193,500
Stellex Technologies
  Sr Sub Nts Series B
   11-01-07               9.50          6,100,000(b)            671,000
Total                                                        89,640,036

Multi-industry conglomerates (0.9%)
Jordan Inds
  Sr Nts
   08-01-07              10.38          2,000,000             1,700,000
  Sr Nts Series D
   08-01-07              10.38          4,945,000             4,203,250
Prime Succession
  Sr Sub Nts
   08-15-04              10.75          3,260,000(b)            395,275
Tyco Intl
  (U.S. Dollar) Zero Coupon Cv
   11-17-20               1.33          3,112,000(c,f)        2,365,120
   11-17-20               1.44          4,250,000(c,d,f)      3,236,673
US Inds/USI America Holding
  Company Guaranty
   10-15-03               7.13          6,225,000             5,788,273
USI American Holdings
  Sr Nts Series B
   12-01-06               7.25          5,285,000             4,286,463
Viacom
   06-01-01               8.88         10,000,000            10,072,999
Total                                                        32,048,053

Paper & packaging (1.9%)
Abitibi-Consolidated
  (U.S. Dollar)
   08-01-30               8.85          7,500,000(c)          7,816,125
APP China Group
  (U.S. Dollar) Sr Nts
   03-15-05              14.00          8,500,000(c,d)        2,231,250
Carter Holt Harvey
  (U.S. Dollar)
   12-01-04               8.88         10,500,000(c)         11,293,695
Crown Paper
  Sr Sub Nts
   09-01-05              11.00          6,950,000(b)            156,375
Doman Inds
  (U.S. Dollar)
   03-15-04               8.75            890,000(c)            480,600
  (U.S. Dollar) Sr Nts Series B
   11-15-07               9.25          3,395,000(c)          1,544,725
Intl Paper
   11-15-12               5.13          9,000,000             7,357,680
Packaging Corp of America
  Company Guaranty
   04-01-09               9.63          7,000,000             7,455,000
Pactiv
   06-15-17               8.13          5,000,000             4,471,600
Quno
  (U.S. Dollar) Sr Nts
   05-15-05               9.13          7,000,000(c)          7,324,618
Repap New Brunswick
  (U.S. Dollar) Sr Nts
   06-01-04               9.00          8,900,000(c)          9,345,000
Stone Container
  Sr Nts
   02-01-11               9.75          6,100,000(d)          6,252,500
Weyerhaeuser
  (U.S. Dollar)
   01-15-04               8.50          3,000,000(c)          3,148,410
Total                                                        68,877,578

Real estate investment trust (0.2%)
Meristar Hospitality
  Sr Nts
   01-15-11               9.13          7,650,000(d)          7,783,875

Restaurants & lodging (0.8%)
Hilton Hotels
   02-15-11               8.25          6,000,000             6,182,820
MGM Mirage
   02-01-05               6.95         10,000,000             9,883,800
Park Place Entertainment
  Sr Sub Nts
   09-15-08               8.88         14,000,000            14,210,000
Total                                                        30,276,620

Retail (2.9%)
Albertson's
  Sr Nts
   02-15-11               7.50         17,000,000            17,337,960
Dairy Mart Convenience Stores
  Sr Sub Nts
   03-15-04              10.25          5,925,000             2,429,250
Kohl's
  Zero Coupon Cv
   06-12-20               2.20          9,545,000(f)          5,964,671
Kroger
  Company Guaranty
   03-01-08               7.45         10,000,000            10,507,300
  Sr Nts
   07-15-06               8.15         13,000,000            14,196,000
Levi Strauss
  Sr Nts
   01-15-08              11.63          6,950,000(d)          7,280,125
Lowe's
  Zero Coupon Cv Sr Nts
   02-16-21               2.50          4,750,000(d,f)        2,939,063
Target
   08-15-10               7.50         27,000,000            29,536,271
Wal-Mart CRAVE Trust
   07-17-06               7.00         11,477,036(d)         11,698,428
Wal-Mart Stores
   06-29-11               8.88          3,500,000             3,588,235
Total                                                       105,477,303

Transportation (2.3%)
American Architectural
  Company Guaranty
   12-01-07              11.75          7,500,000(b)          1,912,500
ERAC USA Finance
   02-15-08               6.80         10,000,000(d)          9,582,300
   01-15-11               8.00         15,500,000(d)         15,873,349
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07               9.50          3,640,000(b,c)        1,437,800
Norfolk Southern
  Sr Nts
   02-15-31               7.25         20,000,000            19,631,400
Union Pacific
   01-15-11               6.65         32,700,000            32,686,920
Vectura Group
  Company Guaranty Series B
   06-30-08              10.25          6,415,000             4,265,975
Zhuhai Highway
  (U.S. Dollar) Sub Nts
   07-01-08              11.50          4,140,000(b,c,d)        289,800
Total                                                        85,680,044

Utilities -- electric (6.2%)
AES
  Sr Nts
   09-15-10               9.38          4,650,000             4,894,125
Appalachian Power
  1st Mtge Medium-term Nts
   12-01-22               8.50          5,000,000             5,330,850
Arizona Public Service
  1st Mtge Sale Lease-backed Obligation
   12-30-15               8.00          6,556,000             6,704,100
Calpine
  Sr Nts
   02-15-11               8.50         10,000,000            10,170,010
Cleveland Electric Illuminating
  1st Mtge Series B
   05-15-05               9.50         18,790,000            19,328,521
  1st Mtge Series E
   07-01-23               9.00          7,000,000             7,505,540
CMS Energy
  Sr Nts
   05-15-02               8.13         10,000,000            10,109,000
   07-01-03               8.38         15,000,000            15,224,100
Connecticut Light & Power
  1st Mtge Series C
   06-01-02               7.75          8,750,000             8,933,138
Edison Mission Energy
  Sr Nts
   06-15-09               7.73          3,300,000             3,052,682
EIP Funding-PNM
   10-01-12              10.25          6,156,000             6,701,175
El Paso Electric
  1st Mtge Series E
   05-01-11               9.40         10,000,000            11,038,500
Indiana & Michigan Power
  Sale Lease-backed Obligation Series F
   12-07-22               9.82          4,966,039             5,771,232
Korea Electric Power
  (U.S. Dollar) Zero Coupon
   04-01-16              10.97         35,000,000(c,g)        7,836,535
Midland Funding I
  Series 1991-C
   07-23-02              10.33          2,393,385             2,452,757
  Series 1994-C
   07-23-02              10.33          1,288,578             1,320,544
Midland Funding II
  Series A
   07-23-05              11.75         14,900,000            16,562,929
NRG Northeast Generating
  Company Guaranty Series A1
   12-15-04               8.06          2,531,250             2,598,328
  Company Guaranty Series B1
   06-15-15               8.84          4,000,000             4,333,280
Ohio Edison
  1st Mtge
   04-01-23               7.88          6,000,000             6,089,040
Pacific Gas & Electric
  1st Mtge Series 1992B
   05-01-25               8.38          4,100,000             3,608,000
PSI Energy
   08-01-05               6.50         10,000,000             9,749,700
RGS (AEGCO) Funding
  Sale Lease-backed Obligation Series F
   12-07-22               9.82          4,966,044             5,771,239
Salton Sea Funding
  Series C
   05-30-10               7.84         10,000,000             8,731,300
Sithe Independence Funding
  Series A
   06-30-07               8.50          7,500,000             7,928,175
   12-30-13               9.00          4,700,000             5,049,398
Texas Utilities Electric
   01-01-05               9.45          2,596,000             2,801,375
Tucson Electric Power
   10-01-09               8.50          3,250,000             3,246,025
TXU
  1st Mtge
   07-01-25               7.63         10,000,000             9,715,700
   10-01-25               7.38          3,000,000             2,758,080
Western Massachusetts Electric
  1st Mtge Series B
   07-01-01               7.38         12,000,000            12,005,040
Total                                                       227,320,418

Utilities -- gas (1.5%)
Coastal
  Sr Deb
   02-15-37               7.42          6,000,000             5,969,880
El Paso Energy
  Sr Nts
   05-15-09               6.75          4,900,000             4,941,013
   12-15-12               7.38         12,850,000            13,425,680
  Sr Nts Series B
   07-15-01               6.63          8,675,000             8,691,569
Questar Gas
   06-01-21               9.38          8,000,000             8,402,160
Southern California Gas
  1st Mtge Series BB
   03-01-23               7.38          6,900,000             6,571,008
Southwest Gas
   02-15-11               8.38          7,900,000             8,011,232
Total                                                        56,012,542

Utilities -- telephone (6.8%)
ALLTEL
  Sr Nts
   03-01-06               7.50         17,470,000            18,035,679
BellSouth Capital Funding
   02-15-30               7.88         24,000,000            25,826,880
Geotek Communications
  Escrow Cv Sr Sub Nts
   05-15-01                 --          4,135,000(b,h,q)             --
Global Crossing Holdings
  (U.S. Dollar) Sr Sub Deb
   08-01-07               8.70         18,450,000(c,d)       17,852,958
Intermedia Communications
  Sr Nts Series B
   06-01-08               8.60          1,350,000             1,323,000
McLeod USA
  Sr Nts
   03-15-08               8.38            775,000               689,750
   02-15-09               8.13          7,250,000             6,525,000
Metromedia Fiber Network
  Sr Nts
   12-15-09              10.00          5,750,000             5,462,500
New York Telephone
   07-15-31               9.38         27,200,000            29,059,936
Qwest
   11-10-26               7.20         26,000,000            24,119,420
Qwest Communications Intl
  Sr Nts Series B
   11-01-08               7.50         32,175,000            32,674,999
RSL Communications
  (U.S. Dollar) Company Guaranty
   11-15-06              12.25          8,116,000(c)            304,350
SBC Communications
   10-15-34               6.63         10,000,000             9,113,520
   07-15-43               7.38         10,000,000             9,798,200
Telefonica Europe
  (U.S. Dollar) Company Guaranty
   09-15-10               7.75         27,600,000(c)         28,993,524
United Pan-Europe Communications
  (U.S. Dollar) Sr Nts Series B
   02-01-10              11.25          6,900,000(c)          5,571,750
Vodafone Group
  Company Guaranty
   05-01-08               6.65         10,600,000            10,650,138
  (U.S. Dollar)
   02-15-10               7.75         22,700,000(c)         24,245,870
Total                                                       250,247,474

Municipal bonds (0.8%)
Atlanta Downtown Development Authority
  Lease Revenue Taxable Bonds
  Atlanta Federal Center
  02-01-09                6.25          9,150,000             9,389,639
Denver City & County School District #1
  Taxable-Pension-School
  Facilities Lease (AMBAC Insured)
   12-15-12               6.94          7,700,000(k)          8,190,798
New Jersey Economic Development
  Authority State Pension Funding
  Revenue Bond (MBIA Insured)
   02-15-29               7.43          4,600,000(k)          5,094,132
St. Paul Sales Tax Revenue Bonds
  RiverCentre Arena (FSA Insured)
   11-01-19               6.94          5,000,000(k)          5,057,400
Total                                                        27,731,969

Total bonds
(Cost: $3,352,259,803)                                   $3,331,737,208

Common stocks (0.1%)
Issuer                                     Shares              Value(a)
Celcaribe                                 995,112(b,d)       $1,492,668
Continucare                               945,122(b)            255,183
Intermedia Communications                   4,336(b)             68,563
PhoneTel Technologies                     418,000(b)             81,510

Total common stocks
(Cost: $7,941,029)                                           $1,897,924

Preferred stocks & other (1.8%)
Issuer                                     Shares              Value(a)
Asia Pulp & Paper
  Warrants                                  8,500(c,d)             $850
CNF Trust I
  5.00% Cv Series A                        63,950             3,152,735
Coastal
  6.63% Cv PRIDES                          68,880(p)          3,220,140
Coltec Capital Trust
  5.25% Cv                                 47,520             2,067,120
Dairy Mart
  Warrants                                 51,666(h)                517
Dominion Resources
  9.50% Cv                                 49,960             3,122,500
Georgia-Pacific Group
  7.50% Cm Cv                             141,760             4,784,400
Global Crossing
  6.38% Cv                                 64,730(b,c)        3,746,249
Intermedia Communications
  13.50% Pay-in-kind Series B               5,456(n)          5,510,055
Kerr-McGee
  5.50% Cv                                 60,690             3,178,942
Metlife Capital
  8.00% Cm Cv                              29,460             2,857,915
Nextel Communications
  13.00% Cm Pay-in-kind
  Series D                                  7,452(n)          7,228,440
Pharmacia
  6.50% Cv ACES                            64,330(l)          3,184,335
SI Financing Trust
  9.50% Cm                                400,000            10,227,999
Wayland Investment Fund LLC             6,000,000(e,h)        7,620,420
Wendys Financing
  5.00% Cm Cv Series A                     84,960             4,443,408

Total preferred stocks & other
(Cost: $61,651,429)                                         $64,346,025

Short-term securities (6.4%)
Issuer              Annualized             Amount              Value(a)
                 yield on date         payable at
                   of purchase           maturity

U.S. government agencies (4.3%)
Federal Home Loan Bank Disc Nts
   03-21-01               5.43%        $2,400,000            $2,392,426
   04-06-01               5.29         30,000,000            29,837,816
Federal Home Loan Mtge Corp Disc Nts
   03-01-01               6.10          4,800,000             4,799,126
   04-10-01               5.33         15,000,000            14,909,458
Federal Natl Mtge Assn Disc Nts
   03-06-01               5.47         16,900,000            16,884,592
   03-08-01               6.18          9,400,000             9,387,792
   03-15-01               5.39         21,900,000            21,850,906
   03-19-01               5.40         10,000,000             9,971,605
   03-20-01               5.49         10,000,000             9,969,610
   03-23-01               5.38         30,000,000            29,897,265
   04-30-01               5.06          6,300,000             6,246,091
Total                                                       156,146,687

Commercial paper (2.1%)
Alabama Power
   04-12-01               5.56          5,000,000             4,967,100
Amsterdam Funding
   03-19-01               5.52          5,000,000(i)          4,985,486
Electric Data Systems
   04-04-01               5.18          7,900,000(i)          7,860,445
Gannett
   03-12-01               5.48          5,000,000(i)          4,990,883
Kredietbank North America Finance
   03-08-01               5.49         12,700,000            12,684,534
   03-30-01               5.14          7,800,000             7,766,720
Morgan Stanley, Dean Witter, Discover & Co
   04-30-01               5.15          7,400,000             7,336,679
Paccar Financial
   05-24-01               5.25         10,400,000            10,275,994
Preferred Receivables
   05-21-01               5.30          8,100,000(i)          8,006,827
SBC Communications
   04-04-01               5.38          6,800,000(i)          6,764,630
Windmill Funding
   04-25-01               5.04          3,100,000(i)          3,075,889
Total                                                        78,715,187

Total short-term securities
(Cost: $234,889,030)                                       $234,861,874

Total investments in securities
(Cost: $3,656,741,291)(r)                                $3,632,843,031

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 28, 2001, the value of foreign securities represented 9.70% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e)  The  share  amount  for  Limited  Liability   Companies  (LLC)  or  Limited
     Partnerships (LP) represents capital contributions.

(f)  For  zero  coupon  bonds,  the  interest  rate  disclosed   represents  the
     annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h)  Identifies issues considered to be illiquid as to their  marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 2001, is as follows:

     Security                                  Acquisition              Cost
                                                dates

     Dairy Mart
           Warrants                               11-28-95        $       --

     ECM Funding LP
           11.92% 2002              04-13-92 thru 02-09-00         1,078,345

     Geotek Communications
           Escrow Cv Sr Sub Nts 2001              12-20-00                --

     News Corp*
           10.15% 2010              01-29-93 thru 07-11-00         3,510,016

     Wayland Investment Fund LLC                  05-17-00         6,671,880

* Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC --    American Municipal Bond Association Corporation

     FSA   --    Financial Security Assurance

     MBIA  --    Municipal Bond Investors Assurance

(l) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(m) At Feb. 28, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $43,640,625.

(n) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(o) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2001.

(p) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(q)  Negligible market value.

(r) At Feb. 28, 2001, the cost of securities for federal income tax purposes was approximately $3,656,741,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                              $ 105,280,000
     Unrealized depreciation                               (129,178,000)
                                                           ------------
     Net unrealized depreciation                          $ (23,898,000)
                                                          -------------

AXP Bond Fund
70100 AXP Financial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: INBNX             Class B: ININX
Class C: N/A               Class Y: IDBYX

                                 PRSRT STD AUTO
                                  U.S. POSTAGE
                                      PAID
                                    AMERICAN
                                     EXPRESS

                                                                S-6490 P (4/01)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.